UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

T-REX 2X Long MSTR Daily Target ETF,

T-REX 2X Inverse MSTR Daily Target ETF and

T-REX 2X Long NFLX Daily Target ETF

(the “T-REX ETFs”)

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT AUGUST 31, 2025
T-REX 2X LONG MSTR DAILY TARGET ETF
TICKER: MSTU (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Long MSTR Daily Target ETF for the period of September 18, 2024 (inception) to August 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/mstu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long MSTR Daily Target ETF	$155[1]	1.05%[2]

1 Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.

2 Annualized.

How Did the Fund Perform During the Period?

Since inception on September 18, 2024, to the period ended August 31, 2025, the T-REX 2x Long MSTR Daily Target ETF (the “Fund”) returned +110.54%, compared with +148.58% for Strategy Inc. (“MSTR”) and +16.06% for the S&P 500® Index.

What Factors Influenced Performance?

The Fund seeks to deliver 2x the daily return of MSTR, and its performance over the full period reflects both the strong appreciation of MSTR shares and the compounding effects of daily leverage. MSTR rallied sharply during the period as Bitcoin prices advanced, given the company’s significant corporate treasury allocation to Bitcoin. Investor enthusiasm for Bitcoin as both a hedge and an AI-era asset led to material gains in MSTR’s equity, and the Fund provided geared exposure to this rally.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X LONG MSTR DAILY TARGET ETF - $21,054
S&P 500® Index - $11,606
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
9/18/24*
11/30/24
2/28/25
5/31/25
8/31/25

* Inception

Annual Performance
Total Return Since Inception
T-Rex 2X Long MSTR Daily Target ETF	110.54%
S&P 500® Index	16.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/mstu/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-Rex 2X Long MSTR Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)
Fund Net Assets	$1,022,892,610
Number of Holdings	6
Total Advisory Fee	$14,673,044
Portfolio Turnover Rate	5,285.62%

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	86.26%
Other Assets in Excess of Liabilities	23.56%
Money Market Fund	0.02%
Derivatives	-9.84%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/mstu/.

T-Rex 2X Long MSTR Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT AUGUST 31, 2025
T-REX 2X INVERSE MSTR DAILY TARGET ETF
TICKER: MSTZ (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Inverse MSTR Daily Target ETF for the period of September 18, 2024 (inception) to August 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/mstz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse MSTR Daily Target ETF	$51[1]	1.05%[2]

1 Costs are for the period of September 18, 2024 to August 31, 2025. Costs for a full annual period would be higher.

2 Annualized.

How Did the Fund Perform During the Period?

Since inception on September 18, 2024, to the period ended August 31, 2025, the T-REX 2x Inverse MSTR Daily Target ETF (the “Fund”) returned -98.97%, compared with +148.58% for Strategy Inc. (“MSTR”) and +16.06% for the S&P 500® Index.

What Factors Influenced Performance?

Because the Fund seeks to deliver 2x the inverse of MSTR’s daily performance, its losses were amplified by both the magnitude of MSTR’s rally and the compounding effects of daily rebalancing in a trending market. The Fund performed as designed, though the experience underscores the high risks of maintaining leveraged inverse exposure during a sustained advance in the underlying stock.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X INVERSE MSTR DAILY TARGET ETF - $103
S&P 500® Index - $11,606
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
9/18/24*
11/30/24
2/28/25
5/31/25
8/31/25

* Inception

Annual Performance
Total Return Since Inception
T-Rex 2X Inverse MSTR Daily Target ETF	-98.97%
S&P 500® Index	16.06%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/mstz/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-Rex 2X Inverse MSTR Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)
Fund Net Assets	$116,359,329
Number of Holdings	2
Total Advisory Fee	$1,168,031
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

Market Exposure

Total Return Swap Contracts: -200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	71.45%
Other Assets in Excess of Liabilities	27.11%
Derivatives	1.44%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/mstz/.

T-Rex 2X Inverse MSTR Daily Target ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT AUGUST 31, 2025
T-REX 2X LONG NFLX DAILY TARGET ETF
TICKER: NFLU (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the T-Rex 2X Long NFLX Daily Target ETF for the period of September 27, 2024 (inception) to August 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NFLX Daily Target ETF	$163[1]	1.05%[2]

1 Costs are for the period of September 27, 2024 to August 31, 2025. Costs for a full annual period would be higher.

2 Annualized.

How Did the Fund Perform During the Period?

Since inception on September 27, 2024, to the period ended August 31, 2025, the T-REX 2x Long NFLX Daily Target ETF (the “Fund”) gained +133.29%, compared with a +67.45% return for Netflix, Inc. (“NFLX”) and +13.81% for the S&P 500® Index.

What Factors Influenced Performance?

NFLX rallied during the period on the back of strong subscriber growth, robust advertising momentum, and investor optimism around the company’s content slate and pricing power. NFLX was also viewed as a beneficiary of secular trends in streaming and digital media consumption. The Fund amplified those gains through its 2x daily exposure, producing returns that exceeded the stock’s performance over the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

T-REX 2X LONG NFLX DAILY TARGET ETF - $23,329
S&P 500® Index - $11,381
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
9/27/24*
11/30/24
2/28/25
5/31/25
8/31/25

* Inception

Annual Performance
Total Return Since Inception
T-Rex 2X Long NFLX Daily Target ETF	133.29%
S&P 500® Index	13.81%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.rexshares.com/nflu/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

T-Rex 2X Long NFLX Daily Target ETF Tailored Shareholder Report

Key Fund Statistics

(as of August 31, 2025)
Fund Net Assets	$29,744,384
Number of Holdings	2
Total Advisory Fee	$113,291
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of August 31, 2025)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	101.88%
Derivatives	0.12%
Liabilities in Excess of Other Assets	-2.00%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/nflu/.

T-Rex 2X Long NFLX Daily Target ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.        CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $12,500 for 2025 and $0 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended August 31, 2025

T-REX 2X LONG MSTR DAILY TARGET ETF(1)

T-REX 2X INVERSE MSTR DAILY TARGET ETF(1)

T-REX 2X LONG NFLX DAILY TARGET ETF(2)

(1) The Fund commenced operations on September 18, 2024

(2) The Fund commenced operations on September 27, 2024

T-REX 2X LONG MSTR DAILY TARGET ETF
Schedule of Investments	August 31, 2025
	Shares	Value
MONEY MARKET FUND - 0.02%
Dreyfus Government Cash Management Fund - Institutional Class 3.80%(a)	187,494	$187,494
(Cost: $187,494)
TOTAL INVESTMENTS - 0.02%		187,494
(Cost: $187,494)
Other Assets, Net of Liabilities - 99.98%(b)		1,022,705,116
TOTAL NET ASSETS - 100.00%		$1,022,892,610
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Strategy Inc.	Receive	OBFR01(c) + 2,700bps	Monthly	10/17/2025	$887,841,830	$27,862,186
Marex Prime Services	Strategy Inc.	Receive	OBFR01(c) + 1,000bps	Monthly	11/3/2025	9,558,107	(11,565)
Natixis	Strategy Inc.	Receive	OBFR01(c) + 1,000bps	Monthly	5/22/2026	152,877,204	(21,053,319)
BMO Capital Markets	Strategy Inc.	Receive	OBFR01(c) + 1,700bps	Monthly	8/3/2026	67,394,650	(1,535,533)
Clear Street Derivatives, LLC.	Strategy Inc.	Receive	OBFR01(c) + 1,500bps	Quarterly	10/20/2026	927,807,502	(105,871,659)
TOTAL RETURN SWAP CONTRACTS						$2,045,479,293	$(100,609,890)

(a)    Effective 7 day yield as of August 31, 2025.

(b)    Includes cash which is being held as collateral for total return swap contracts.

(c)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of August 31, 2025.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X INVERSE MSTR DAILY TARGET ETF
Schedule of Investments	August 31, 2025
Other Assets, Net of Liabilities - 100.00%(a)	$116,359,329
TOTAL NET ASSETS - 100.00%	$116,359,329
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC.	Strategy Inc.	Pay	OBFR01(b) - 250bps	Quarterly	1/6/2026	$(200,099,574)	$507,880
Natixis	Strategy Inc.	Pay	OBFR01(b) - 500bps	Monthly	8/24/2026	(18,633,660)	1,172,276
TOTAL RETURN SWAP CONTRACTS						$(218,733,234)	$1,680,156

(a)    Includes cash which is being held as collateral for total return swap contracts.

(b)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of August 31, 2025.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X LONG NFLX DAILY TARGET ETF
Schedule of Investments	August 31, 2025
Other Assets, Net of Liabilities - 100.00%(a)	$29,744,384
TOTAL NET ASSETS - 100.00%	$29,744,384
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Netflix,Inc.	Receive	OBFR01(b) + 100bps	Monthly	12/4/2025	$28,784,140	$1,097,701
Clear Street Derivatives, LLC.	Netflix,Inc.	Receive	OBFR01(b) + 100bps	Quarterly	10/7/2026	30,706,465	(1,061,422)
TOTAL RETURN SWAP CONTRACTS						$59,490,605	$36,279

(a)    Includes cash which is being held as collateral for total return swap contracts.

(b)    OBFR01 - Overnight Bank Funding Rate, 4.33% as of August 31, 2025.

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	August 31, 2025
	Long MSTR	Inverse MSTR	Long NFLX
ASSETS
Investments at value(1) (Note 1)	$187,494	$—	$—
Cash collateral held for open total return swap contracts (Note 1)	810,979,058	80,892,961	27,201,293
Cash	71,364,464	2,246,415	3,102,499
Receivable for capital stock sold	—	2,630,622	—
Net unrealized appreciation of total return swap contracts	—	1,680,156	36,279
Due from counterparty on total return swap contracts	242,998,707	32,479,090	—
TOTAL ASSETS	1,125,529,723	119,929,244	30,340,071
LIABILITIES
Payable for capital stock redeemed	947,470	3,455,916	—
Accrued advisory fees (Note 2)	1,079,753	113,999	31,809
Net unrealized depreciation of total return swap contracts	100,609,890	—	—
Due to counterparty on total return swap contracts	—	—	563,878
TOTAL LIABILITIES	102,637,113	3,569,915	595,687
NET ASSETS	$1,022,892,610	$116,359,329	$29,744,384
Net Assets Consist of:
Paid-in capital	$1,020,648,723	$227,527,733	$28,499,921
Distributable earnings (accumulated deficits)	2,243,887	(111,168,404)	1,244,463
Net Assets	$1,022,892,610	$116,359,329	$29,744,384
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	194,340,000	22,560,000	510,000
Net Asset Value and Offering Price Per Share	$5.26	$5.16	$58.32
(1) Identified cost of:	$187,494	$—	$—

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | AUGUST 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Period Ended August 31, 2025
	Long MSTR(1)	Inverse MSTR(1)	Long NFLX(2)
INVESTMENT INCOME
Interest income	$237,140	$—	$—
Total investment income	237,140	—	—
EXPENSES
Investment advisory fees (Note 2)	14,673,044	1,168,031	113,291
Interest expense	—	781	—
Total expenses	14,673,044	1,168,812	113,291
Net investment income (loss)	(14,435,904)	(1,168,812)	(113,291)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	86,541,928	—	(509,732)
Net realized gain (loss) on options purchased	(737,657,158)	—	—
Net realized gain (loss) on total return swap contracts	623,876,115	(111,679,748)	4,529,106
Net realized gain (loss) on investments, options purchased and total return swap contracts	(27,239,115)	(111,679,748)	4,019,374
Net change in unrealized appreciation (depreciation) of total return swap contracts	(100,609,890)	1,680,156	36,279
Total net realized and unrealized gain (loss) on investments, options purchased and total return swap contracts	(127,849,005)	(109,999,592)	4,055,653
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(142,284,909)	$(111,168,404)	$3,942,362

(1)   The Fund commenced operations on September 18, 2024.

(2)   The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | AUGUST 31, 2025

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets	Period Ended August 31, 2025
	Long MSTR(1)	Inverse MSTR(1)	Long NFLX(2)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(14,435,904)	$(1,168,812)	$(113,291)
Net realized gain (loss) on investments, options purchased and total return swap contracts	(27,239,115)	(111,679,748)	4,019,374
Net change in unrealized appreciation (depreciation) of total return swap contracts	(100,609,890)	1,680,156	36,279
Increase (decrease) in net assets from operations	(142,284,909)	(111,168,404)	3,942,362
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	3,624,296,665	1,644,973,926	77,013,384
Cost of shares redeemed	(2,459,119,146)	(1,417,446,193)	(51,211,362)
Increase (decrease) in net assets from capital stock transactions	1,165,177,519	227,527,733	25,802,022
NET ASSETS
Increase (decrease) during period	1,022,892,610	116,359,329	29,744,384
Beginning of period	—	—	—
End of period	$1,022,892,610	$116,359,329	$29,744,384

(1)   The Fund commenced operations on September 18, 2024.

(2)   The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | AUGUST 31, 2025

T-REX 2X DAILY TARGET ETFS
Financial Highlights	Selected Per Share Data Throughout The Period
	Period Ended August 31, 2025
	Long MSTR(6)(8)	Inverse MSTR(7)(8)		Long NFLX(9)
Net asset value, beginning of period	$2.50	$500.00		$25.00
Investment activities
Net investment income (loss)(1)	(0.08)	(0.07)		(0.51)
Net realized and unrealized gain (loss) on investments, options written and total return swap contracts(2)	2.84	(494.77)		33.83
Total from investment activities	2.76	(494.84)		33.32
Net asset value, end of period	$5.26	$5.16		$58.32

Total Return(3)	110.54%	(98.97%)		133.29%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%		1.05%
Net investment income (loss)	(1.03%)	(1.05%)		(1.05%)
Portfolio turnover rate(3)	5,285.62%	0.00	%(5)	0.00	%(5)
Net assets, end of period (000’s)	$1,022,893	$116,360		$29,744

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return and portfolio turnover rate is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(6)   On December 16, 2024, Long MSTR effected a 10 for 1 stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

(7)   On December 16, 2024, Inverse MSTR effected a 1 for 20 reverse stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

(8)    The Fund commenced operations on September 18, 2024.

(9)    The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | AUGUST 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements	August 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-Rex 2X Long MSTR Daily Target ETF (“Long MSTR”), the T-Rex 2X Inverse MSTR Daily Target ETF (“Inverse MSTR”) and the T-Rex 2X Long NFLX Daily Target ETF (“Long NFLX”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long MSTR and Inverse MSTR commenced operations on September 18, 2024. Long NFLX commenced operations on September 27, 2024.

The investment objectives of the Funds’ are as follows:

Fund	Objective
Long MSTR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Strategy Inc. (NASDAQ: MSTR).
Inverse MSTR	To seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of Strategy Inc. (NASDAQ: MSTR).
Long NFLX	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Netflix, Inc. (NASDAQ: NFLX).

The Funds are deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day operations of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Funds record their investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities

8
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee. Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, at the mean between bid and asked price quotations from market makers, provided by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

Accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

9
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of August 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long MSTR
Assets:
Money Market Fund	$187,494	$—	$—	$187,494
	$187,494	$—	$—	$187,494

Liabilities:
Unrealized Depreciation of Total Return Swap Contracts	$—	$(100,609,890)	$—	$(100,609,890)
	$—	$(100,609,890)	$—	$(100,609,890)

Inverse MSTR
Assets:
Unrealized Appreciation of Total Return Swap Contracts	$—	$1,680,156	$—	$1,680,156
	$—	$1,680,156	$—	$1,680,156
10
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long NFLX
Assets:
Unrealized Appreciation of Total Return Swap Contracts	$—	$36,279	$—	$36,279
	$—	$36,279	$—	$36,279

Refer to the Funds’ Schedules of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the period ended August 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

11
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended August 31, 2025, such reclassifications were due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the write-off of net operating losses.

Fund	Paid-in Capital	Distributable Earnings
Long MSTR	$(144,528,796)	$144,528,796
Inverse MSTR	—	—
Long NFLX	2,697,899	(2,697,899)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

12
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Long MSTR	10,000	$250	$52,600
Inverse MSTR	10,000	$250	51,600
Long NFLX	10,000	$250	583,200

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking will be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

13
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swaps provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swaps entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swaps that the Funds expect to enter into (e.g., total return swaps) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The Funds may purchase exchange traded call options, including Flexible Exchange® Options (“FLEX Options”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price. FLEX Options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty

14
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

exposure of over-the-counter (OTC) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options are listed on the Chicago Board Options Exchange. Long MSTR may take delivery of the underlying security (MSTR) if it chooses to exercise a call option and either hold or sell the security in the secondary markets.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund on total return swap contracts as of August 31, 2025.

Long MSTR

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC.	$27,862,186	$—	$27,862,186	$—	$27,862,186
Marex Prime Services	—	11,565	(11,565)	(11,565)	—
Natixis	—	21,053,319	(21,053,319)	(21,053,319)	—
BMO Capital Markets	—	1,535,533	(1,535,533)	(1,535,533)	—
Clear Street Derivatives, LLC.	—	105,871,659	(105,871,659)	(105,871,659)	—
	$27,862,186	$128,472,076	$(100,609,890)	$(128,472,076)	$27,862,186

Inverse MSTR

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC.	$507,880	$—	$507,880	$—	$507,880
Natixis	1,172,276	—	1,172,276	—	1,172,276
	$1,680,156	$—	$1,680,156	$—	$1,680,156
15
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Long NFLX

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
CF Secured, LLC.	$1,097,701	$—	$1,097,701	$—	$1,097,701
Clear Street Derivatives, LLC.	—	1,061,422	(1,061,422)	(1,061,422)	—
	$1,097,701	$1,061,422	$36,279	$(1,061,422)	$1,097,701

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

The average monthly notional amount of options purchased and total return swap contracts during the period ended August 31, 2025 were as follows:

Fund	Average notional value of:
Long MSTR	Options purchased	$451,849,061
Long MSTR	Total return swap contracts	2,319,716,086
Inverse MSTR	Total return swap contracts	(254,907,337)
Long NFLX	Total return swap contracts	24,339,791

As of August 31, 2025, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long MSTR
Derivative Liabilities
	Net unrealized depreciation of total return swap contracts	$(100,609,890)
Inverse MSTR
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$1,680,156
Long NFLX
Derivative Assets
	Net unrealized appreciation of total return swap contracts	$36,279
16
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended August 31, 2025 is as follows:

	Realized Gain (Loss) on Derivatives		Change in Unrealized Appreciation (Depreciation) Of Derivatives
Long MSTR
Call Options Purchased	$(737,657,158	)(a)	$—
Total Return Swap Contracts	$623,876,115	(b)	$(100,609,890	)(c)
Inverse MSTR
Total Return Swap Contracts	$(111,679,748	)(b)	$1,680,156	(c)
Long NFLX
Total Return Swap Contracts	$4,529,106	(b)	$36,279	(c)

(a)       Statements of Operations location: Net realized gain (loss) on options purchased.

(b)       Statements of Operations location: Net realized gain (loss) on total return swap contracts.

(c)       Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the

17
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 1.05%.

REX Advisers, LLC (“REX”), a Delaware limited liability company and investment adviser registered with the SEC, located in Fairfield, Connecticut, is an independent sponsor of ETFs. REX’s research was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. REX is not related to the Advisor, the Fund or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of REX’s other marketing capabilities, including communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor and the independent sponsor. For its services, CFS is entitled to a fee. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Funds’ Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

18
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the period ended August 31, 2025, were as follows:

	Purchases	Sales
Long MSTR	$2,093,707,909	$2,180,249,836
Inverse MSTR	—	—
Long NFLX	66,829,072	66,319,340
19
FINANCIAL STATEMENTS | August 31, 2025

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Notes to Financial Statements - continued	August 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

For the period from March 1, 2025, through August 31, 2025, Long MSTR intends to elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Prior to that date, and through February 28, 2025, Long MSTR ETF was classified as a taxable C-corporation for federal income tax purposes. Although treated as a taxable C-corporation during that period, the Fund did not have any taxable income and therefore was not required to pay federal income taxes.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the period ended August 31, 2025, none of the Funds made distributions to shareholders.

As of August 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Long MSTR	Inverse MSTR	Long NFLX
Accumulated net investment income	$73,093,420	$—	$778,285
Other accumulated losses	—	(112,345,844)	—
Net unrealized appreciation (depreciation)	(70,849,534)	1,177,440	466,178
	$2,243,887	$(111,168,404)	$1,244,463

For tax purposes, Inverse MSTR had current year late-year ordinary losses of $4,910,187. This loss will be recognized on the first business date of the Fund’s fiscal year, September 1, 2025. As of August 31, 2025, Inverse MSTR had a capital loss carryforward of $107,435,657, all of which is considered short term. This loss may be carried forward indefinitely.

20
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long MSTR	$187,494	$—	$(70,849,534)	$(70,849,534)
Inverse MSTR	—	1,177,440	—	1,177,440
Long NFLX	—	466,178	—	466,178

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax treatment of total return swap contracts.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc., and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

21
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

Shares of beneficial interest transactions for the Funds were:

	Long MSTR(1)	Inverse MSTR(2)	Long NFLX
Shares sold	454,720,000	175,819,500	1,430,000
Shares redeemed	(260,380,000)	(153,259,500)	(920,000)
Net increase (decrease)	194,340,000	22,560,000	510,000

(1)        Share amounts for Long MSTR have been adjusted for a 10 for 1 stock split effective on December 16, 2024.

(2)       Share amounts for Inverse MSTR have been adjusted for a reverse 1 for 20 stock split effective on December 16, 2024.

On December 12, 2024, the Board of the Trust approved a stock split for Long MSTR at a split ratio of 10:1 and approved a reverse stock split for Inverse MSTR at a reverse split ratio of 1:20. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long MSTR, the record date for the stock split was December 13, 2024, and the stock split was effectuated after the close of trading on December 13, 2024. Shares of Long MSTR began trading on a split-adjusted basis on December 16, 2024.

For Inverse MSTR, the record date for the reverse stock split was December 13, 2024, and the reverse stock split was effectuated after the close of trading on December 13, 2024. Shares of Inverse MSTR began trading on a split-adjusted basis on December 16, 2024.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on December 16, 2024:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Long MSTR	12/13/2024	10 for 1	$164.19	$16.42	15,440,000	154,400,000
Inverse MSTR	12/13/2024	1 for 20	$0.84	$16.88	133,550,000	6,677,500
22
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	August 31, 2025

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

23
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of T-REX 2X Long MSTR Daily Target ETF, T-REX 2X Inverse MSTR Daily Target ETF, and T-REX 2X Long NFLX Daily Target ETF and

Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of August 31, 2025, the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
T-REX 2X Long MSTR Daily Target ETF and T-REX 2X Inverse MSTR Daily Target ETF	For the period from September 18, 2024 (commencement of operations) through August 31, 2025
T-REX 2X Long NFLX Daily Target ETF	For the period from September 27, 2024 (commencement of operations) through August 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

24
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Report Of Independent Registered Public Accounting Firm - continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and counterparties. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Tuttle Capital Management, LLC since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2025

25
FINANCIAL STATEMENTS | August 31, 2025

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Funds from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

26
FINANCIAL STATEMENTS | August 31, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.          STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: November 5, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: November 5, 2025

*   Print the name and title of each signing officer under his or her signature.